UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-23160

                      GABELLI NEXTSHARES TRUST

(Exact name of registrant as specified in charter)

One Corporate Center

                      Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Agnes Mullady

Gabelli Funds, LLC

One Corporate Center

                               Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  September 30

Date of reporting period:  September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Gabelli NextShares™ Trust

Annual Report — September 30, 2017

Kevin Dreyer Portfolio Manager - FOANC	Christopher J. Marangi Portfolio Manager - MOGLC
BSE, University of Pennsylvania MBA, Columbia Business School	BA, Williams College MBA, Columbia Business School

To Our Shareholders,

We are pleased to present the first annual report of the Gabelli NextShares Trust.

For the period from February 14, 2017 through September 30, 2017, the net asset value (“NAV”) per share of Gabelli Food of All Nations NextShares (“FOANC”) increased 4.3% compared with an increase of 2.7% for the Standard & Poor’s (“S&P”) 500 Consumer Staples Index. See page 3 for additional performance information.

Performance Discussion (Unaudited) - Gabelli Food of All Nations NextShares

(Y)our Fund was launched on the premise that the Consumer Sector – long a core competency at Gabelli, is an attractive area ripe with many potential investment opportunities. While consumer stocks have always been an important contributor to investment results of many of our open and closed-end funds, the Fund is the first vehicle we have offered specifically dedicated to investing within the sector. Within this broad universe, we have always focused on the most attractive segments, such as beverage companies, expressed through one of our favorite slogans: “If you drink it, we follow it.”

The main news impacting the Fund during the first calendar quarter (disclosed just days after the Fund’s launch) was the announcement that Fund holding Unilever (2.9% of net assets as of September 30, 2017) received a $143 billion takeover offer from Kraft Heinz (6.4%), which is backed by 3G Capital and Berkshire Hathaway. The offer was rebuffed, but led to a strategic review by Unilever to surface value. The stock prices of many food companies declined on this news due to concern that Kraft would bypass other, smaller deals and instead make a step-change in size with a large acquisition such as Unilever.

The quarter ended June 30 saw a thunderbolt sent into the consumer packaged goods industry when Whole Foods Market agreed to be acquired by Amazon for $42 per share in cash, an affirmation of the long term health of the organic and natural foods sector. The other major news in the quarter was that activist fund Third Point disclosed a $3.5 billion stake in Swiss food and beverage giant Nestlé SA (4.6%). Third Point called for higher margins and a more efficient capital structure. Two days after the Third Point stake was make public, Nestlé announced that it was launching a CHF 20 billion share repurchase program through 2020 and would continue to seek bolt on Merger and Acquisition (“M&A”) opportunities.

For the fiscal year ended September 30, the Fund benefited from growth in branded distilled spirits, particularly whiskey, in both developed and emerging markets. Post Holdings (6.3%) announced it agreed to acquire Bob Evans for $77 per share. The $1.7 billion transaction provides Post with the iconic Bob Evans brand, as well as a foothold in the attractive breakfast side and sausage categories. On the negative side, the consumer packaged goods sector has been out of favor with investors due to concerns over pressure from Amazon and other retailers, shifting consumer preferences, and possibly diminished pricing power.

Some of the stronger performing portfolio holdings since inception included Davide Campari-Milano (2.4%), an Italy-based manufacturer and distributor of alcoholic and non-alcoholic beverages. The company is divided into three segments: Spirits, Wine, and Soft Drinks; Unilever plc (2.9%), a transnational consumer goods company operating in the Personal Care, Food Products, and Home Care sectors; and Heineken NV (3.1%), the Netherlands brewer and distributor of premium beer and cider brands. Heineken has a wide geographic portfolio with more than 250 international, regional, local, and specialty beverages, produced in facilities in more than 70 countries.

Detractors from performance included food and beverage holdings Campbell Soup Co. (2.6%), an American producer of high quality soups and simple meals, beverages, snacks, and packaged fresh foods. The company was challenged by market headwinds and a changing retail landscape and General Mills (4.5%), a leading producer of packaged foods primarily focused on five global platforms, including ready-to-eat cereal, snacks, yogurt, convenient meals, and premium ice cream, as well as a wide range of foodservice products. General Mills faced challenges as growth rates remained lackluster. An additional detractor was Energizer Holdings (1.5%), a global branded distributor of consumer products, and one of the world’s largest manufacturers of primary batteries and portable lighting products. Although the company is anchored by its two globally recognized brands, Energizer® and EVEREADY®, a majority of the pricing power lies in the hands of major retailers. In addition, alkaline battery sales have seen a secular decline with the rise of lithium-ion battery powered mobile technology.

Thank you for your investment in the Gabelli NextShares Trust. We appreciate your confidence and trust.

    Comparative Results

Cumulative Total Returns through September 30, 2017 (a) (Unaudited)

Since Inception (2/14/17)
Gabelli Food of All Nations NextShares	4.30%
S&P 500 Consumer Staples Index	2.73

In the current prospectuses dated January 31, 2017, the net expense ratio for the Fund after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) is 0.90%.

(a)

Returns represent past performance and do not guarantee future results. Total returns reflect changes in share price and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.The S&P 500 Consumer Staples Index is an unmanaged indicator of the food and staples retailing, food, beverage, tobacco, and household and personal products stock performance. Dividends are considered reinvested. You cannot invest directly in an index.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GABELLI FOOD OF ALL

NATIONS NEXTSHARESTM AND S&P 500 CONSUMER STAPLES INDEX (Unaudited)

Performance Discussion (Unaudited) - Gabelli Media Mogul NextShares

For the period from December 1, 2016 through September 30, 2017, the NAV per share of Gabelli Media Mogul NextShares (“MOGLC”) increased 13.8% compared with an increase of 16.9% for the Standard & Poor’s (“S&P”) 500 Index. See page 6 for additional performance information.

We at Gabelli Funds were pleased to launch Gabelli Media Mogul NextShares on December 1, 2016 and are delighted that you are a shareowner. By prospectus, the Fund must invest at least 80% of its net assets in the media industry.

For the first three calendar quarters of 2017, the Fund returned 14.4% vs 14.2% for the S&P 500 Index. Stronger recent performance partially offset a slow relative start and for the ten months of the fiscal year ended September 30 it has been in existence, the Fund returned 13.8% vs 16.9% for the S&P 500 Index. This occurred against a backdrop in which fears about shifting consumption habits and audience fragmentation weighed on most media stocks.

We conceptualize the Fund’s holdings in four broad categories (in addition to cash and a few special situations): Broadband Infrastructure (38% of net assets) including Charter Communications (3.2% of net assets as of September 30, 2017), Liberty Broadband (LBRD) (7.4%), Liberty Ventures (LVNT) (5.9%), and Liberty Global (6.5%); Traditional Media (23% of net assets) including Discovery Communications (DISC) (2.1%) and SiriusXM (SIRI) (1.8%); Live Sports & Entertainment (19% of net assets) including Liberty Braves (7.5%), Formula One (4.5%), and Live Nation Entertainment (4.8%); and Commerce & Travel (13% of net assets) including Liberty Interactive (QVC) (3.9%) and Liberty Expedia (2.0%).

The last year for most Liberty companies has been operationally solid. Charter Communications continues its integration of Time Warner Cable systems. The Atlanta Braves’ inaugural season in SunTrust Park showed great financial statement if not box score success. After some late 2016 disappointment in the U.S., QVC appeared to have stabilized. Liberty Global remained a work in progress with growth in the UK challenged, and multiple hurricanes severely impacted LiLAC (2.0%).

Portfolio holdings that contributed most to performance included Live Nation Entertainment, an American live event company focused on Concerts, Sponsorship & Advertising, Ticketing, and Artist Management. There are few if any true competitors that have the scale necessary to challenge Live Nation. Other contributors were Liberty Ventures whose primary assets are a 24% stake in Liberty Broadband and 1% stake in Charter Communications, Liberty Interactive has agreed to acquire General Communications (GCI) (4.0%), a cable and wireless operator in Alaska; and Commercehub (2.1%), a provider of cloud based e-commerce fulfillment and marketing solutions that integrate supply, demand, and delivery for retailers and consumer brands, manufacturers, and distributors.

Pandora (1.4%) was the Fund’s biggest detractor. We purchased Pandora in part as a hedge given SiriusXM’s interest in the company. Acquiring 16% for effectively less than $8 per share, Greg Maffei and the SiriusXM team got a better price than even we anticipated; FTD Cos. (1.1%), is a premier floral and gifting company, providing floral, specialty foods, gifts, and related products to consumers primarily in the United States and the United Kingdom. The company has faced declines in revenue and a slowdown of their U.S. floral business; and Discovery Communications, an American mass media company that owns or has interests in factual television networks.

Like many other industries, the media and telecommunications sectors have benefited from tectonic shifts brought on by technological evolution and generational change.

Thank you for your investment in the Gabelli NextShares Trust. We appreciate your confidence and trust.

NextShares™ is a trademark of NextShares Solutions, LLC. Used with permission.

    Comparative Results

Cumulative Total Returns through September 30, 2017 (a) (Unaudited)

Since Inception (12/1/16)
Gabelli Media Mogul NextShares	13.80%
S&P 500 Index	16.90

In the current prospectuses dated November 23, 2016, the net expense ratio for the Fund after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) is 0.90%.

(a)

Returns represent past performance and do not guarantee future results. Total returns reflect changes in share price and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GABELLI MEDIA MOGUL

NEXTSHARESTM AND S&P 500 INDEX (Unaudited)

Gabelli NextShares Trust
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from April 1, 2017 through September 30, 2017	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All funds have operating expenses. As a shareholder of a fund, you incur two types of costs, transaction costs, which include brokerage commissions on purchases and sales of fund shares, and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		Ending
	Beginning	Account Value	Annualized	Expenses
	Account Value	September 30,	Expense	Paid During
	April 1, 2017	2017	Ratio	Period(1)
Gabelli Food of All Nations NextShares
Actual Fund Return	$1,000.00	$1,027.58	0.90%	$ 4.57
Hypothetical 5% Return	$1,000.00	$1,020.56	0.90%	$ 4.56
Gabelli Media Mogul NextShares
Actual Fund Return	$1,000.00	$1,054.68	0.90%	$ 4.64
Hypothetical 5% Return	$1,000.00	$1,020.56	0.90%	$ 4.56

(1)

Expenses are equal to each Fund’s annualized expense ratio for the last six months, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of September 30, 2017:

GABELLI FOOD OF ALL NATIONS NEXTSHARES

Food and Beverage	78.8%
Household and Personal Products	14.5%
Food Ingredients	4.4%
Food Retailers and Distributors	2.7%
Money Market Fund	1.3%
Other Assets and Liabilities (Net)	(1.7)%

100.0%

GABELLI MEDIA MOGUL NEXTSHARES

Content Creation and Aggregation	38.4%
TV and Broadband Services	30.1%
Digital Marketing and Retail	9.6%
Telecommunication Services	7.7%
Money Market Fund	4.8%
Internet Software and Services	3.5%
Wireless Telecommunication Services	3.3%
Diversified Consumer Services	2.2%
Financial Services	1.5%
Other Assets and Liabilities (Net)	(1.1)%

100.0%

The Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Funds file Forms N-PX with their complete proxy voting records for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NASDAQ at a price above, i.e., at a premium, or below, i.e., at a discount, the Net Asset Value of the Fund can be found at www.nextshares.com.

Gabelli Food of All Nations NextShares

Schedule of Investments — September 30, 2017

			Market
Shares		Cost	Value
	COMMON STOCKS – 100.4%
	Food and Beverage – 78.8%
600	B&G Foods, Inc.	$19,354	$19,110
800	Brown-Forman Corp., Cl. B	37,486	43,440
1,000	Campbell Soup Co.	56,527	46,820
3,500	Conagra Brands, Inc	135,605	118,090
1,000	Danone SA	68,318	78,442
6,000	Davide Campari-Milano SpA	32,056	43,541
1,000	Diageo plc ADR	114,486	132,130
1,800	Flowers Foods, Inc.	34,827	33,858
1,600	General Mills, Inc.	95,195	82,816
600	Heineken Holding NV	46,023	56,376
1,200	Kellogg Co.	88,958	74,844
400	Kerry Group plc, Cl. A	33,010	38,431
1,300	Lamb Weston Holdings, Inc. .	53,063	60,957
2,700	Mondelez International, Inc., Cl. A	119,954	109,782
1,000	Nestlé SA	75,005	83,751
400	PepsiCo, Inc.	44,042	44,572
1,400	Pinnacle Foods, Inc.	81,175	80,038
1,300	Post Holdings, Inc.†	105,220	114,751
200	Remy Cointreau SA	19,121	23,685
1,000	Snyder’s-Lance, Inc.	37,495	38,140
1,500	The Kraft Heinz Co.	134,337	116,325

		1,431,257	1,439,899

	Food Ingredients – 4.4%
550	International Flavors & Fragrances, Inc.	69,568	78,601
300	Treatt plc	1,494	1,853

		71,062	80,454

	Food Retailers and Distributors – 2.7%
1,200	United Natural Foods, Inc.†	50,858	49,908

	Household and Personal Products – 14.5%
800	Church & Dwight Co., Inc.	39,681	38,760
1,500	Edgewell Personal Care Co.†	112,678	109,155
600	Energizer Holdings, Inc.	31,741	27,630
400	Reckitt Benckiser Group plc	36,851	36,517
900	Unilever plc ADR	42,604	52,164

		263,555	264,226

	TOTAL COMMON STOCKS	1,816,732	1,834,487

			Market
Shares		Cost	Value
	MONEY MARKET FUND – 1.3%
22,981	BlackRock Treasury Trust, 0.90%(a)	$22,981	$22,981

	TOTAL INVESTMENTS — 101.7%	$1,839,713	1,857,468

	Other Assets and Liabilities (Net) — (1.7)%		(31,762)

	NET ASSETS — 100.0%		$1,825,706

†	Non-income producing security.
(a)	Rate shown reflects the 7 day yield as of September 30, 2017.

ADR American Depositary Receipt

See accompanying notes to financial statements.

Gabelli Media Mogul NextShares

Schedule of Investments — September 30, 2017

			Market
Shares		Cost	Value
	COMMON STOCKS – 96.3%
	Content Creation and Aggregation – 38.4%
4,700	Discovery Communications, Inc., Cl. C†	$126,935	$95,222
14,000	ITV plc.	35,051	32,774
13,500	Liberty Media Corp.- Liberty Braves, Cl. C†	275,819	341,145
5,600	Liberty Media Corp.- Liberty Formula One, Cl. A†	175,777	204,344
7,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	257,394	293,090
2,100	Lions Gate Entertainment Corp., Cl. A†	56,168	70,245
2,200	Lions Gate Entertainment Corp., Cl. B†	55,656	69,938
5,000	Live Nation Entertainment, Inc.†	137,517	217,750
15,000	Sirius XM Holdings, Inc.	68,555	82,800
400	The Madison Square Garden Co., Cl. A†	69,091	85,640
1,700	Time Warner, Inc.	160,574	174,165
2,900	Time, Inc.	46,995	39,150
1,200	Viacom, Inc., Cl. A	48,964	44,040

		1,514,496	1,750,303

	Digital Marketing and Retail – 9.6%
4,000	FTD Cos., Inc.†	71,706	52,160
2,000	HSN, Inc.	76,835	78,100
1,700	Liberty Expedia Holdings, Inc., Cl. A†	74,445	90,287
7,500	Liberty Interactive Corp.- QVC Group, Cl. A†	148,618	176,775
3,000	Liberty TripAdvisor Holdings, Inc., Cl. A†	44,663	37,050

		416,267	434,372

	Diversified Consumer Services – 2.2%
4,500	Ascent Capital Group, Inc., Cl. A†	70,098	58,680
1,600	ILG, Inc.	40,939	42,768

		111,037	101,448

	Financial Services – 1.5%
7,000	Ocelot Partners Ltd.†	68,423	68,670

	Internet Software and Services – 3.5%
4,500	CommerceHub, Inc., Series C†	69,897	96,075

			Market
Shares		Cost	Value
8,000	Pandora Media, Inc.†	$91,075	$61,600

		160,972	157,675

	Telecommunication Services – 7.7%
4,500	General Communication, Inc., Cl. A†	160,753	183,555
2,400	Loral Space & Communications, Inc.†	97,330	118,800
1,400	Zayo Group Holdings, Inc.†	43,230	48,188

		301,313	350,543

	TV and Broadband Services – 30.1%
400	Charter Communications, Inc., Cl. A†	114,516	145,368
1,200	DISH Network Corp., Cl. A†	70,122	65,076
3,600	Liberty Broadband Corp., Cl. A†	263,165	339,048
9,000	Liberty Global plc, Cl. C†	284,070	294,300
4,000	Liberty Global plc LiLAC, Cl. C†	92,752	93,200
4,700	Liberty Ventures, Series A†	188,947	270,485
1,300	Scripps Networks Interactive, Inc., Cl. A	113,071	111,657
800	Telenet Group Holding NV†	48,792	52,930

		1,175,435	1,372,064

	Wireless Telecommunication Services – 3.3%
900	Millicom International Cellular SA	41,271	59,238
1,500	T-Mobile US, Inc.†	87,275	92,490

		128,546	151,728

	TOTAL COMMON STOCKS	3,876,489	4,386,803

	MONEY MARKET FUND – 4.8%
219,144	BlackRock Treasury Trust, 0.90%(a)	219,144	219,144

	TOTAL INVESTMENTS — 101.1%	$4,095,633	4,605,947

	Other Assets and Liabilities (Net) — (1.1)%		(52,022)

	NET ASSETS — 100.0%		$4,553,925

†	Non-income producing security.
(a)	Rate shown reflects the 7 day yield as of September 30, 2017.

See accompanying notes to financial statements.

Gabelli NextShares Trust

Statement of Assets and Liabilities

September 30, 2017

	Gabelli Food of All Nations NextShares	Gabelli Media Mogul NextShares
Assets:
Investments at value (cost $1,839,713 and $4,095,633, respectively)	$1,857,468	$4,605,947
Foreign currency at value (cost $358 and $–, respectively)	357	—
Receivable from Adviser	12,476	21,157
Dividends receivable	3,811	240
Foreign tax reclaims	585	—
Prepaid expenses	198	1,513

Total Assets	1,874,895	4,628,857

Liabilities:
Payable for investments purchased	—	18,233
Payable for investment advisory fees	3,073	7,321
Payable for custodian fees	2,149	2,452
Payable for legal and audit fees	23,108	28,565
Payable for Trustees’ fees	12,347	6,085
Other accrued expenses	8,512	12,276

Total Liabilities	49,189	74,932

Net Assets	$1,825,706	$4,553,925

Net Assets Consist of:
Paid-in capital	$1,772,573	$4,093,284
Accumulated net investment income/(loss)	12,639	(15,611)
Accumulated net realized gain/(loss) on investments and foreign currency transactions	22,719	(34,062)
Net unrealized appreciation on investments	17,755	510,314
Net unrealized appreciation on foreign currency translations	20	—

Net Assets	$1,825,706	$4,553,925

Shares of Beneficial Interest, no par value; unlimited number of shares authorized:	175,000	400,000

Net Asset Value per share:	$10.43	$11.38

See accompanying notes to financial statements.

Gabelli NextShares Trust

Statement of Operations

For the Periods Ended September 30, 2017

	Gabelli Food of All Nations NextShares(a)	Gabelli Media Mogul NextShares(b)
Investment Income:
Dividends (net of withholding foreign taxes of $740 and $356, respectively)	$21,266	$9,537
Interest	264	1,273

Total Investment Income	21,530	10,810

Expenses:
Investment advisory fees	9,945	30,143
Custodian fees	2,149	2,452
Legal and audit fees	33,000	32,958
IOPV pricing fees	3,132	5,000
Registration expenses	1,159	1,159
Shareholder communications expenses	9,000	9,001
Trustees’ fees	24,188	52,122
Miscellaneous expenses	2,352	9,353

Total Expenses	84,925	142,188

Fees waived or expenses reimbursed by Adviser (See Note 3)	(75,975)	(115,060)

Net Expenses	8,950	27,128

Net Investment Income (Loss)	12,580	(16,318)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain/(loss) on investments	22,719	(34,062)
Net realized gain on foreign currency transactions	59	62

Net realized gain/(loss) on investments and foreign currency transactions	22,778	(34,000)

Net change in unrealized appreciation/depreciation:
on investments	17,755	510,314
on foreign currency translations	20	—

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	17,775	510,314

Net Realized and Unrealized Gain on Investments and Foreign Currency	40,553	476,314

Net Increase in Net Assets Resulting from Operations	$53,133	$459,996

(a)	The Fund commenced investment operations on February 14, 2017.
(b)	The Fund commenced investment operations on December 1, 2016.

See accompanying notes to financial statements.

Gabelli NextShares Trust

Statement of Changes in Net Assets

	Gabelli Food of All Nations NextShares	Gabelli Media Mogul NextShares
	For the Period Ended September 30, 2017(a)	For the Period Ended September 30, 2017(b)
Operations:
Net investment income (loss)	$12,580	$(16,318)
Net realized gain/(loss)	22,778	(34,000)
Net change in unrealized gain	17,775	510,314

Net Increase in Net Assets Resulting from Operations	53,133	459,996

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	1,772,573	4,478,747
Cost of shares redeemed	—	(384,818)

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	1,772,573	4,093,929

Total Increase in Net Assets	1,825,706	4,553,925

Net Assets:
Beginning of period	0	0

End of period	$1,825,706	$4,553,925

Undistributed net investment income	$12,639	$0

Changes in Shares Outstanding:
Shares outstanding, beginning of period	0	0
Shares sold	175,000	435,000
Shares redeemed	—	(35,000)

Shares outstanding, end of period	175,000	400,000

(a)	The Fund commenced investment operations on February 14, 2017.
(b)	The Fund commenced investment operations on December 1, 2016.

See accompanying notes to financial statements.

Gabelli NextShares Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

Gabelli Food of All Nations NextShares	For the Period Ended September 30, 2017(a)
Operating Performance:
Net asset value, beginning of period	$10.00
Net investment income(b)	0.08
Net realized and unrealized gain	0.35
Total from investment operations	0.43
Net asset value, end of period	$10.43
Total Return†	4.30%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$1,826
Ratio of net investment income to average net assets	1.26	%(c)
Ratio of operating expenses before waivers/reimbursements	8.52	%(c),(d)
Ratio of net operating expenses net of waivers/reimbursements	0.90	%(c)
Portfolio turnover rate	12%

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)	The Fund commenced investment operations on February 14, 2017.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)

Certain non-recurring expenses incurred by the Fund were not annualized in the calculation of expense ratios. If these expenses were annualized, the total operating expense ratios before waivers and reimbursements would have been 8.53%.

See accompanying notes to financial statements.

Gabelli NextShares Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

Gabelli Media Mogul NextShares	For the Period Ended September 30, 2017(a)
Operating Performance:
Net asset value, beginning of period	$10.00
Net investment loss(b)	(0.05)
Net realized and unrealized gain	1.43
Total from investment operations	1.38
Net asset value, end of period	$11.38
Total Return†	13.80%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$4,554
Ratio of net investment loss to average net assets	(0.54	)%(c)
Ratio of operating expenses before waivers/reimbursements	4.68	%(c),(d)
Ratio of net operating expenses net of waivers/reimbursements	0.90	%(c)
Portfolio turnover rate	8%

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)	The Fund commenced investment operations on December 1, 2016.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)

Certain non-recurring expenses incurred by the Fund were not annualized in the calculation of expense ratios. If these expenses were annualized, the total operating expense ratios before waivers and reimbursements would have been 4.71%.

See accompanying notes to financial statements.

Gabelli NextShares Trust

Notes to Financial Statements

1. Organization. The Gabelli NextSharesTM Trust (the “Trust”) was organized as a Delaware statutory trust on March 20, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified open-end management investment company and currently consists of two active separate investment portfolios: Gabelli Food of All Nations NextShares and Gabelli Media Mogul NextShares, (individually, a “Fund” and collectively, the “Funds”). Shareholders of each Fund within the Trust vote together as a single class to elect Trustees, and otherwise vote separately on matters pertaining to an individual Fund.

The investment objectives of each Fund are as follows:

●	Gabelli Food of All Nations NextShares objective is to provide capital appreciation.
●	Gabelli Media Mogul NextShares objective is to provide capital appreciation.

2. Significant Accounting Policies. As investment companies, the Funds follow the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of their financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Gabelli NextShares Trust

Notes to Financial Statements (Continued)

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of September 30, 2017 are as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/17
Gabelli Food of All Nations NextShares
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$1,834,487	—	—	$1,834,487
Money Market Fund	22,981	—	—	22,981
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,857,468	—	—	$1,857,468
Gabelli Media Mogul NextShares
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$4,386,803	—	—	$4,386,803
Money Market Fund	219,144	—	—	219,144
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$4,605,947	—	—	$4,605,947

(a)	Please refer to Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities.

Gabelli NextShares Trust

Notes to Financial Statements (Continued)

The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Gabelli NextShares Trust

Notes to Financial Statements (Continued)

Restricted Securities. Each Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2017, the Funds did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAVs of the Funds.

For the period ended September 30, 2017, the following reclassifications were made to increase/decrease such amounts with offsetting adjustments to paid-in capital:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-in Capital
Gabelli Food of All Nations NextShares	$59	$ (59)	—
Gabelli Media Mogul NextShares	707	(62)	$ (645)

Provision for Income Taxes. The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all

Gabelli NextShares Trust

Notes to Financial Statements (Continued)

of the Funds’ net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of September 30, 2017 the components of accumulated earnings/losses on a tax basis were as follows:

	Undistributed Ordinary Income (inclusive of short term capital gains)	Undistributed Long Term Capital Gain	Accumulated Capital Loss Carryfoward	Unrealized Appreciation/ (Depreciation)	Qualified Late Year Loss Deferral	Other Temporary Differences	Total Accumulated Earnings
Gabelli Food of All
Nations NextShares	$35,358	—	—	$17,775	—	—	$53,133
Gabelli Media Mogul
NextShares	—	—	$ (10,785)	486,790	$ (15,364)	—	460,641

The Funds are permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

At September 30, 2017, the temporary differences between book basis and tax basis unrealized appreciation/ depreciation on investments was primarily due to deferral of losses from wash sales for tax purposes and mark-to-market adjustments on investments in passive foreign investment companies.

The following summarizes the tax cost on investments and the net unrealized appreciation/depreciation at September 30, 2017:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Gabelli Food of All Nations NextShares	$1,839,713	$116,598	$ (98,843)	$17,755
Gabelli Media Mogul NextShares	4,119,157	645,376	(158,586)	486,790

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the periods ended September 30, 2017, the Funds did not incur any income tax, interest, or penalties. As of September 30, 2017, the Adviser has reviewed the open tax years for both Funds and concluded that there was no impact to the Funds’ net assets or results of operations. The Funds’ federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to these conclusions are necessary.

3. Investment Advisory Agreement and Other Transactions. The Funds have entered into investment advisory agreements (the “Advisory Agreements”) with the Adviser, which provide that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of a Fund’s average daily net assets. In accordance with the Advisory Agreements, the Adviser provides a continuous investment

Gabelli NextShares Trust

Notes to Financial Statements (Continued)

program for the Funds’ portfolios, oversees the administration of all aspects of the Funds’ business and affairs, and pays the compensation of all Officers and Trustees of the Funds who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Funds to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) from exceeding 0.90% of the Funds’ average daily net assets per year (the ‘‘Expense Cap’’). This arrangement is in effect until January 31, 2018 and may be terminated only by the Board before such time. For the periods ended September 30, 2017, the Adviser waived fees or reimbursed expenses in the amounts of $75,975 and $115,060 for the Gabelli Food of All Nations NextShares and Gabelli Media Mogul NextShares, respectively. The Funds will carry forward, for a period not to exceed three years from the date that an amount is waived, any fees in excess of the expense limitation and repay the Adviser such amount provided the Funds are able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment. As of September 30, 2017, the cumulative amounts may be recovered by the Adviser by September 30, 2020.

During the periods ended September 30, 2017, Gabelli Food of All Nations NextShares and Gabelli Media Mogul NextShares paid $172 and $1,673, respectively, in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

No director, officer, or employee of the Distributor, the Adviser, or an affiliated company receives any compensation from the Funds for serving as an officer or trustee of the Trust. The Trust pays each Independent Trustee who is not a director, officer, or employee of the Adviser or its affiliates $5,000 per annum and $2,500 per meeting attended and $500 per special meeting attended, and reimburses each Trustee for related travel and out of pocket expenses. All Board committee members receive $500 per committee meeting attended. The Lead Trustee receives an additional $2,000 per annum, the Chairman of the Audit Committee receives an additional $2,000 per annum, and the Chairman of the Nominating Committee receives an additional $1,000 per annum. A Trustee may receive a single meeting fee, allocated among the participating funds in the Fund Complex, for participation in certain special meetings, or committee meetings on behalf of multiple funds.

4. Portfolio Securities. Purchases and sales of securities during the period ended September 30, 2017, other than short term securities, U.S. Government obligations, and in-kind transactions, are as follows:

	Purchases	Sales
Gabelli Food of All Nations NextShares	$1,959,014	$165,000
Gabelli Media Mogul NextShares	4,186,625	276,074

5. Capital Share Transactions. Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV, in return for securities, other instruments, and/or cash (the “Basket”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated

Gabelli NextShares Trust

Notes to Financial Statements (Continued)

cost to the Funds of processing the purchase or redemption, including costs charged to it by NSCC or DTC, and the estimated transaction costs (e.g., brokerage commissions, bid-ask spread, and market impact trading costs), incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Funds incur in connection with the purchase or redemption. The Funds’ transaction fees will be available on the Funds’ website each day. The purpose of transaction fees is to protect the Funds’ existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ among the Funds depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and amounts varying based on the time an order is placed. A fund that substitutes cash for Basket instruments may impose higher transaction fees on the substituted cash amount. Higher transaction fees may apply to purchases and redemptions through DTC than through the NSCC.

6. Subsequent Events. Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli NextSharesTrust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Gabelli NextShares™ Trust and Shareholders of

Gabelli Food of All Nations NextShares™ and Gabelli Media Mogul NextShares™:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Gabelli Food of All Nations NextShares™ and Gabelli Media Mogul NextShares™ (each a separate fund of Gabelli Nextshares™ Trust) (hereafter referred to as the “Funds”) as of September 30, 2017, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of September 30, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

November 27, 2017

Gabelli NextShares Trust

Additional Fund Information (Unaudited)

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and officers of the Trust is set forth below. The Trust’s Statement of Additional Information includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli NextShares Trust at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee During the Past Five Years[4]

INTERESTED TRUSTEES[3]:

Mario J. Gabelli, CFA Chief Investment Officer Age: 75	Since 2016	32	Chairman, Chief Executive Officer, and Chief Investment Officer–Value Portfolios of GAMCO Investors, Inc. and Chief Investment Officer–Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies within the Gabelli/ GAMCO Fund Complex; Chief Executive Officer of GGCP, Inc.; Executive Chairman of Associated Capital Group, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp.(multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications); Director of ICTC Group Inc. (communications); Director of RLJ Acquisition Inc. (blank check company)(2011-2012)

INDEPENDENT TRUSTEES[5]:

Anthony S. Colavita Trustee Age: 56	Since 2016	17	Attorney, Anthony S. Colavita, P.C.	—

Frank J. Fahrenkopf, Jr. Trustee Age: 78	Since 2016	12	Co-Chairman of the Commission on Presidential Debates; Former President and Chief Executive Officer of the American Gaming Association (1995-2013); Former Chairman of the Republican National Committee
			(1983-1989)	Director of First Republic Bank (banking)
Michael J. Melarkey Trustee Age: 67	Since 2016	16	Owner in Pioneer Crossing Casino Group; Of Counsel McDonald Carano Wilson LLP; Former Partner in the law firm of Aviansino, Melarky, Knobel, Mulligan & McKenzie (1980-2015)	Director of Southwest Gas Corporation (natural gas utility)
Kuni Nakamura Trustee Age: 49	Since 2016	33	President of Advanced Polymer, Inc. (chemical manufacturing company); President of Ken Enterprises, Inc. (real estate)	—

Salvatore M. Salibello Trustee Age: 72	Since 2016	6	Senior Partner of Bright Side Consulting (consulting); Certified Public Accountant and Managing Partner of the certified public accounting firm of Salibello & Broder LLP (1978-2012); Partner of BDO Seidman, LLP (2012-2013)	Director of Kid Brands Inc. (consumer products)

Gabelli NextShares Trust

Additional Fund Information (Unaudited)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years

OFFICERS:

Agnes Mullady President Age: 59	Since 2016	President and Chief Operating Officer of the Fund Division of Gabelli Funds, LLC since 2010; Chief Executive Officer of G.distributors, LLC since 2010; Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Executive Vice President of Associated Capital Group, Inc. since November 2016; Officer of all of the registered investment companies in the Gabelli/ GAMCO Fund Complex
John C. Ball Treasurer and Principal Financial and Accounting Officer Age: 41	Since May 2017	Treasurer of funds within the Gabelli/GAMCO Fund Complex (closed-end funds since May 2017 and open-end funds since February 2017); Vice President of GAMCO Investors, Inc. since 2017; Vice President and Assistant Treasurer of AMG Funds, 2014-2017; Vice President of State Street Corporation, 2007-2014
Andrea R. Mango Secretary Age: 45	Since 2016	Vice President of GAMCO Investors, Inc. since 2016; Counsel of Gabelli Funds, LLC since 2013; Secretary of all registered investment companies within the Gabelli/ GAMCO Fund Complex since 2013; Vice President of all closed-end funds within the Gabelli/GAMCO Fund Complex since 2014; Corporate Vice President within the Corporate Compliance Department of New York Life Insurance Company, 2011-2013; Vice President and Counsel of Deutsche Bank, 2006-2011
Richard J. Walz Chief Compliance Officer Age: 58	Since 2016	Chief Compliance Officer of all of the registered investment companies within the Gabelli/GAMCO Fund Complex since 2013; Chief Compliance Officer of AEGON USA Investment Management, 2011-2013; Chief Compliance Officer of Cutwater Asset Management, 2004-2011
Bethany A. Uhlein Vice President Age: 27	Since May 2017	Assistant Vice President and/or Ombudsman of closed-end funds within the Gabelli/ GAMCO Fund Complex since May 2017; Assistant Vice President (since January 2015) and Associate (2013-January 2015) for GAMCO Asset Management Inc.; Operations Associate for GAMCO Investors, Inc. (2012-2013)

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
[2]

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s By-Laws and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]

“Interested person” of the Trust as defined in the 1940 Act. Mr. Gabelli is each considered an “interested person” because of his affiliation with Gabelli Funds, LLC, which acts as the Trust’s investment adviser.

[4]

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.

[5]	Trustees who are not interested persons are considered “Independent” Trustees.

Gabelli NextShares Trust

Board Consideration and Approval of Investment Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Trustees (the “Board”) of The Gabelli NextShares Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Board Members”), is required to review and approve the terms of the Trust’s investment advisory agreement. In this regard, the Board reviewed and approved the Investment Advisory Agreements (the “Advisory Agreements”) with Gabelli Funds, LLC (the “Adviser”) for the Trust. The Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Agreements.

Nature, Extent, and Quality of Services. The Board Members considered the nature, quality, and extent of proposed administrative and shareholder services to be performed by the Adviser, including portfolio management, supervision of Trust operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, review of Trust legal issues, assisting the Board Members in their capacity as trustees, and other services. The Board Members concluded that the proposed services are extensive in nature.

Investment Performance of the Trust and Adviser. The Board Members considered short term and long term investment performance for other registered and unregistered funds advised or subadvised by the Adviser and its affiliates that invest regularly in a broad range of equity securities over various periods of time as compared with both relevant equity indices and concluded that, although the Trust had no performance history as it had not yet commenced operations, the Adviser appeared to have the capability of delivering satisfactory performance results consistent with the investment strategies to be pursued by the Trust.

Costs of Services and Profits Realized by the Adviser.

(a) Costs of Services to Trust: Fees and Expenses. The Board Members considered the Trust’s proposed advisory fee rate and expense ratio relative to industry averages for the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Board Members also noted that an expense waiver structure was in effect for the Trust. The Board Members noted that the mix of services under the Advisory Agreements is more extensive than those under the advisory agreements for nonfund clients. The Board Members concluded that the advisory fee is acceptable based on the qualifications, experience, and reputation of the Adviser.

(b) Profitability and Costs of Services to Adviser. The Board Members considered the Adviser’s overall profitability and costs and discussed the potential profitability of the Trust. The Board Members concluded that the potential profitability of the Trust to the Adviser was not excessive.

Extent of Economies of Scale as Trust Grows. The Board Members considered whether economies of scale would occur with respect to the management of the Trust and whether the Trust would benefit from any economies of scale. The Board Members noted that economies of scale may develop for certain funds as their assets increase and their fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in Adviser level economies of scale.

Gabelli NextShares Trust

Board Consideration and Approval of Investment Advisory Agreements (Unaudited) (Continued)

Whether Fee Levels Reflect Economies of Scale. The Board Members also considered whether the advisory fee rate is reasonable in relation to the initial asset size of the Trust and any economies of scale that could exist. The Board Members concluded that the investment advisory fee for the Trust did not take into account any potential economies of scale that might develop.

Other Relevant Considerations.

(a) Adviser Personnel and Methods. The Board Members considered the size, education, and experience of the Adviser’s staff, the Adviser’s fundamental research capabilities, and the Adviser’s approach to recruiting, training, and retaining portfolio managers and other research and management personnel and concluded that, in each of these areas, the Adviser was structured in such a way to support the high level of services being provided to the Trust.

(b) Other Benefits to the Adviser. The Board Members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Trust. The Board Members considered that brokerage commissions could be paid to an affiliate of the Adviser. The Board Members concluded that potential “fall out” benefits that the Adviser and its affiliates may receive, such as affiliated brokerage commissions, greater name recognition, or increased ability to obtain research services, appear to be reasonable.

Conclusions. In considering the Advisory Agreements, the Board Members did not identify any factor as all important and instead considered these factors collectively in light of the Trust’s surrounding circumstances. Based on their review, it was the judgment of the Board Members that the Trust would enjoy highly experienced portfolio advisory services and good ancillary services at an acceptable fee and, therefore, approval of the Advisory Agreements would be in the best interests of shareholders. Upon conclusion of their review and discussion, the Board, including the Independent Board Members, unanimously approved of the Advisory Agreements for the Trust.

Gabelli NextSharesTM Trust and Your Personal Privacy

Who are we?

The Gabelli NextShares Trust is a series of investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC that is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we and your broker collect about you if you become a fund shareholder?

If you purchase shares in a NextShares Fund, you will be giving us and your broker some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us or your broker on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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GABELLI NEXTSHARES TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Managers’ Biographies

Kevin Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/ GAMCO Funds Complex. Mr. Dreyer received a B.S.E. from the University of Pennsylvania and an MBA degree from Columbia Business School.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolios due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentaries are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI NEXTSHARES TRUST

GABELLI FOOD OF ALL NATIONS NEXTSHARES

GABELLI MEDIA MOGUL NEXTSHARES

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling

800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.

Former President & Chief

Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore M. Salibello, CPA

Senior Partner,

Bright Side Consulting

OFFICERS

Agnes Mullady

President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Bethany A. Uhlein

Vice President

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

The Bank of New York

Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli NextShares Trust. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB5001Q317AR

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of [directors] has determined that Salvatore Salibello is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $0 in 2016 and $32,000 in 2017.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2016 and $0 in 2017.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 in 2016 and $8,400 in 2017. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2016 and $0 in 2017.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 100%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 in 2016 and $8,400 in 2017.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GABELLI NEXTSHARES TRUST

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, President and Principal Executive Officer

Date 12/05/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, President and Principal Executive Officer

Date 12/05/2017

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 12/05/2017

* Print the name and title of each signing officer under his or her signature.